Condensed Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 38,681	$ 41,763
Accounts receivable	441	441
Other receivable			2,268
Subscription receivable			11,250
Prepaid expenses	10,000	10,000	20,000
Total Current Assets	49,122	52,204	33,518
Non-current Assets
Security deposit	149	149
TOTAL ASSETS	49,271	52,353	33,518
Current Liabilities
Accounts payable	5,190	141
Shareholder advances	900	900	1,250
Convertible note, net of unamortized debt discount			1,847
Total Current Liabilities	6,090	1,041	3,097
TOTAL LIABILITIES	6,090	1,041	3,097
STOCKHOLDERS' EQUITY
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding on December 31, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 14,323,479 and 12,830,000 issued and outstanding on March 31, 2016, December 31, 2015 and 2014, respectively	1,432	1,432	1,283
Additional paid-in capital	126,405	126,405	62,217
Accumulated Deficit	(84,656)	(76,525)	(33,079)
TOTAL STOCKHOLDERS' EQUITY	43,181	51,312	30,421
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 49,271	$ 52,353	$ 33,518